Benefit Plans and Stock-Based Compensation - Summary of Status of Stock Options (Detail) - $ / shares	12 Months Ended
	Mar. 25, 2017	Mar. 26, 2016	Mar. 28, 2015	Mar. 29, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Weighted average exercise price	$ 1.13	$ 1.02	$ 1.15	$ 1.21
Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, Upper limit	0.78
Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, Upper limit	0.84
Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, Upper limit	0.89
Range Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, Lower limit	1.04
Exercise price, Upper limit	1.05
Range Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, Lower limit	1.25
Exercise price, Upper limit	1.66
Range Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, Upper limit	1.43
Range Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, Upper limit	$ 1.94
Options Outstanding [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	874,162
Options outstanding, Weighted average remaining life (years)	8 years 2 months 12 days
Options outstanding, Weighted average exercise price	$ 1.13
Options Outstanding [Member] | Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	225,000
Options outstanding, Weighted average remaining life (years)	8 years 6 months
Options outstanding, Weighted average exercise price	$ 0.78
Options Outstanding [Member] | Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	100,000
Options outstanding, Weighted average remaining life (years)	6 years 1 month 6 days
Options outstanding, Weighted average exercise price	$ 0.84
Options Outstanding [Member] | Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	55,000
Options outstanding, Weighted average remaining life (years)	5 years 7 months 6 days
Options outstanding, Weighted average exercise price	$ 0.89
Options Outstanding [Member] | Range Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	156,162
Options outstanding, Weighted average remaining life (years)	4 years 8 months 12 days
Options outstanding, Weighted average exercise price	$ 1.04
Options Outstanding [Member] | Range Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	70,000
Options outstanding, Weighted average remaining life (years)	5 years 2 months 12 days
Options outstanding, Weighted average exercise price	$ 1.48
Options Outstanding [Member] | Range Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	218,000
Options outstanding, Weighted average remaining life (years)	9 years 8 months 12 days
Options outstanding, Weighted average exercise price	$ 1.43
Options Outstanding [Member] | Range Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	50,000
Options outstanding, Weighted average remaining life (years)	7 years 9 months 18 days
Options outstanding, Weighted average exercise price	$ 1.94
Options Exercisable [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	489,491
Options exercisable, Weighted average exercise price	$ 1.07
Options Exercisable [Member] | Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	74,996
Options Exercisable [Member] | Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	100,000
Options exercisable, Weighted average exercise price	$ 0.84
Options Exercisable [Member] | Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	55,000
Options exercisable, Weighted average exercise price	$ 0.89
Options Exercisable [Member] | Range Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	156,162
Options exercisable, Weighted average exercise price	$ 1.04
Options Exercisable [Member] | Range Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	70,000
Options exercisable, Weighted average exercise price	$ 1.48
Options Exercisable [Member] | Range Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	33,333
Options exercisable, Weighted average exercise price	$ 1.94